Document and Entity Information	Mar. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2020
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Entity Central Index Key	0000832705
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 26, 2020
Prospectus Date	Apr. 30, 2019
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | S Class
Prospectus:
Trading Symbol	DFSXX
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | R Class
Prospectus:
Trading Symbol	DSCXX
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWNXX
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	AANXX
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | S Class
Prospectus:
Trading Symbol	DFRXX
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | R Class
Prospectus:
Trading Symbol	DSTXX
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	DGEXX
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWGXX
Morgan Stanley US Government Securities Trust | A
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Prospectus:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Prospectus:
Trading Symbol	USGDX
Morgan Stanley US Government Securities Trust | Class C
Prospectus:
Trading Symbol	MSGVX